Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees of
StepStone Private Markets

In planning and performing our audit
of the consolidated financial
statements of StepStone Private
Markets (the "Fund") as of and for
the year ended March 31, 2026, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the consolidated financial
statements and to comply with the
requirements of Form N-CEN, but
not for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we express
no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A fund's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with U.S. generally accepted
accounting principles. A fund's
internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the fund
are being made only in accordance
with authorizations of management
and trustees of the fund; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
fund's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with
the policies or procedures may
deteriorate. A deficiency in internal
control over financial reporting
exists when the design or operation
of a control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the Fund's
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund's internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness as
defined above as of March 31, 2026.

This report is intended solely for the
information and use of management
and the Board of Trustees of
StepStone Private Markets and the
Securities and Exchange
Commission and is not intended to
be and should not be used by anyone
other than these specified parties.

/s/ Ernst & Young LLP

New York, New York
May 30, 2026